Financial Risk Management - Summary of Items Designated as Hedged Items (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information About Hedging Instruments [Line Items]
Cash flow hedge reserve	$ (471,107)	$ (172,094)
Variable-rate instruments [Member]
Disclosure Of Detailed Information About Hedging Instruments [Line Items]
Change in value used for calculating hedge ineffectiveness	(661,653)	(247,981)
Cash flow hedge reserve	$ 471,107	$ (247,981)